GOODWILL - Changes in carrying amount (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
GOODWILL
Gross carrying values	¥ 5,757	¥ 5,606		¥ 5,532
Accumulated impairment loss	(439)	(411)		(400)
Goodwill	5,318	5,195	$ 749	5,132
Goodwill acquired during the year		4
Net foreign exchange-goodwill	151	70
Net foreign exchange-impairment loss	(24)	¥ (11)
Impairment loss	¥ (4)
Hypothetical decline in projected cash flow or increase in the discount rate (as a percent)	5.00%	5.00%	5.00%
Legacy Huazhu
GOODWILL
Gross carrying values	¥ 3,036	¥ 3,036		3,036
Accumulated impairment loss	(4)	(4)		(4)
Goodwill	¥ 3,032	¥ 3,032		3,032
Percentage of fair value exceeded the carrying value	100.00%	100.00%	100.00%
Legacy DH
GOODWILL
Gross carrying values	¥ 2,721	¥ 2,570		2,496
Accumulated impairment loss	(435)	(407)		(396)
Goodwill	2,286	2,163		¥ 2,100
Goodwill acquired during the year		4
Net foreign exchange-goodwill	151	70
Net foreign exchange-impairment loss	(24)	¥ (11)
Impairment loss	¥ (4)
Percentage of fair value exceeded the carrying value	17.00%	25.00%	17.00%
Fair value exceeded carrying value	¥ 490	¥ 769